Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes on income
For financial reporting purposes, income before income taxes includes the following components:

For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010
Income before income taxes:
U.S.	$398	$121	$(296)
Other	1,298	1,283	1,065
	$1,696	$1,404	$769

The expense (benefit) for income taxes is comprised of:
Income taxes:
Current–
U.S. Federal	$42	$7	$(90)
Other national governments	336	289	249
U.S. state and local	24	24	21
	402	320	180
Deferred–
U.S. Federal	(18)	5	(28)
Other national governments	89	90	50
U.S. state and local	19	7	2
	90	102	24
Total income taxes	$492	$422	$204

Deferred income tax assets and liabilities
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

December 31,
(In millions of dollars)	2012	2011
Deferred tax assets:
Accrued expenses not currently deductible	$589	$559
Differences related to non-U.S. operations (a)	159	188
Accrued retirement & postretirement benefits—non-U.S. operations	107	164
Accrued retirement benefits U.S.	604	507
Net operating losses (b)	104	129
Income currently recognized for tax	75	62
Foreign tax credit carryforwards	224	169
Other	77	114
	$1,939	$1,892

Deferred tax liabilities:
Unrealized investment holding gains	$2	$3
Differences related to non-U.S. operations	107	99
Depreciation and amortization	245	233
Other	4	9
	$358	$344

(a)	Net of valuation allowances of $7 million in 2012 and $3 million in 2011.

(b)	Net of valuation allowances of $65 million in 2012 and $46 million in 2011.

Deferred Income Tax Assets And Liabilities Classification By Balance Sheet

December 31,
(In millions of dollars)	2012	2011
Balance sheet classifications:
Current assets	$410	$376
Other assets	$1,223	$1,205
Current liabilities	$(18)	$(12)
Other liabilities	$(34)	$(21)

U.S. Federal statutory income tax rate
A reconciliation from the U.S. Federal statutory income tax rate to the Company’s effective income tax rate is shown below.

For the Years Ended December 31,	2012	2011	2010
U.S. Federal statutory rate	35.0%	35.0%	35.0%
U.S. state and local income taxes—net of U.S. Federal income tax benefit	1.9	1.6	1.9
Differences related to non-U.S. operations	(6.1)	(6.5)	(9.5)
Other	(1.8)	—	(0.9)
Effective tax rate	29.0%	30.1%	26.5%

Unrecognized tax benefits
Following is a reconciliation of the Company’s total gross unrecognized tax benefits for the years ended December 31, 2012, 2011 and 2010:

(In millions of dollars)	2012	2011	2010
Balance at January 1,	$143	$199	$206
Additions, based on tax positions related to current year	26	7	7
Additions for tax positions of prior years	35	39	10
Reductions for tax positions of prior years	(41)	(91)	(6)
Reductions due to reclassification of tax indemnifications on sale of Kroll	—	—	(3)
Settlements	(6)	(6)	(4)
Lapses in statutes of limitation	(40)	(5)	(11)
Balance at December 31,	$117	$143	$199